Auditors' remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors' Remuneration By Services [Line Items]
Auditors' remuneration	£ 31	£ 48	£ 49
KPMG [member] | Discontinued operations [member]
Auditors' Remuneration By Services [Line Items]
Auditors' remuneration	£ 0	£ 4
PricewaterhouseCoopers LLP [member] | Discontinued operations [member]
Auditors' Remuneration By Services [Line Items]
Auditors' remuneration			£ 12